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                              PEARL MUTUAL FUNDS
                         2610 Park Avenue, PO Box 209
                            Muscatine, Iowa 52761

                                 July 5, 2001


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:
                              Pearl Mutual Funds
                      1933 Act Registration No. 333-53390
                      1940 Act Registration No. 811-10261

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Pearl Mutual Funds (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed electronically with the Commission via EDGAR on July 2, 2001.

                                           Very truly yours,

                                           PEARL MUTUAL FUNDS

                                           /s/ Robert H. Solt

                                           Robert H. Solt
                                           Executive Vice President, Chief
                                           Operating Officer, Chief Financial
                                           Officer, Secretary and Treasurer